T. ROWE PRICE Dynamic Credit Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 3.4%
Common Stocks 0.3%
XP, Class A (USD) (1) 3,181 128
128
Corporate Bonds 3.1%
Azul Investments LLP, 7.25%, 6/15/26 (USD) (2) 342,000 327
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (2) 650,000 645
StoneCo, 3.95%, 6/16/28 (USD) (2) 301,000 291
1,263
Total Brazil (Cost
$1,483
)
1,391
CANADA 1.3%
Corporate Bonds 1.3%
Air Canada, 3.875%, 8/15/26 (USD) (2) 115,000 116
Air Canada PTT, Series 2020-2, Class A, 5.25%, 4/1/29
(USD) (2) 281,145 300
Cenovus Energy, 3.75%, 2/15/52 (USD)  135,000 131
Total Canada (Cost
$530
)
547
CHILE 1.5%
Corporate Bonds 1.5%
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (2)(3) 650,000 636
Total Chile (Cost
$650
)
636
CHINA 8.1%
Common Stocks 0.4%
Kanzhun, ADR (USD) (1) 5,062 182
182
Convertible Bonds 1.0%
21Vianet Group, Zero Coupon, 2/1/26 (USD) (2) 490,000 408
408
Corporate Bonds 6.7%
Agile Group Holdings, 6.05%, 10/13/25 (USD)  295,000 279
CIFI Holdings Group, 4.375%, 4/12/27 (USD)  740,000 690

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (3) 606,000 543
Shimao Group Holdings, 4.60%, 7/13/30 (USD)  430,000 406
Times China Holdings, 6.20%, 3/22/26 (USD)  310,000 282
West China Cement, 4.95%, 7/8/26 (USD)  585,000 569
2,769
Total China (Cost
$3,439
)
3,359
COLOMBIA 0.9%
Corporate Bonds 0.9%
Gran Colombia Gold, 6.875%, 8/9/26 (USD) (2) 380,000 381
Total Colombia (Cost
$375
)
381
HUNGARY 0.6%
Common Stocks 0.6%
OTP Bank (1) 4,081 239
Total Hungary (Cost
$230
)
239
INDIA 1.2%
Government Bonds 1.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  530,000 493
Total India (Cost
$481
)
493
PANAMA 0.5%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (2) 200,000 206
Total Panama (Cost
$200
)
206
UNITED KINGDOM 0.3%
Common Stocks 0.3%
AstraZeneca, ADR (USD)  2,000 120
Total United Kingdom (Cost
$112
)
120

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 63.6%
Asset-Backed Securities 6.2%
Allegany Park, Series 2019-1A, Class D, CLO, FRN, 3M USD
LIBOR + 3.70%, 3.834%, 1/20/33 (2) 250,000 250
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 86,595 87
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (2) 240,000 248
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (2) 705,062 747
Invesco, Series 2021-2A, Class D, CLO, FRN, 3M USD LIBOR +
2.90%, 2.98%, 7/15/34  265,000 264
Morgan Stanley Eaton Vance, Series 2021-1A, Class D, CLO,
FRN, 3M USD LIBOR + 3.10%, 10/20/34 (2)(4) 250,000 250
OCP, Series 2021-21A, Class D, CLO, FRN, 3M USD LIBOR +
2.95%, 3.079%, 7/20/34 (2) 165,000 165
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37 (2) 551,151 554
2,565
Bank Loans 13.7% (5)
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.334%, 1/31/28  185,904 185
Cano Health, FRN, 1M USD LIBOR + 4.50%, 11/23/27 (4) 79,800 80
Diamond, FRN, 1M USD LIBOR + 3.00%, 9/14/28 (4) 270,000 270
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 3.584%,
4/30/25  633,458 628
Intelsat Jackson Holdings, 8.625%, 1/2/24  300,000 304
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
4.792%, 7/13/22  149,553 151
Magnite, FRN, 1M USD LIBOR + 5.00%, 5.75%, 4/28/28  650,000 648
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  230,000 244
Mitchell International, FRN, 3M USD LIBOR + 7.25%, 7.334%,
12/1/25  300,000 299
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/31/28 (4) 46,800 47
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 5.00%, 8/31/28  288,201 290
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.834%, 8/14/24  542,967 540
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  330,000 351
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 4.25%,
2/5/27  352,690 351
Travel Leaders Group, FRN, 3M USD LIBOR + 4.00%, 4.084%,
1/25/24  254,343 237
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 4.00%,
3/31/28  583,538 583

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.84%, 5/18/25 (4) 468,736 459
5,667
Common Stocks 2.0%
Bluescape Opportunities Acquisition, Warrants, 1/31/26 (1) 46,500 47
Caesars Entertainment (1) 1,200 135
Endeavor Group Holdings, Class A (1)(3) 5,700 163
Equitrans Midstream  23,968 243
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (1) 15,931 13
Figs, Class A (1) 3,650 136
Health Assurance Acquisition, Warrants, 11/12/25 (1) 35,000 36
IVERIC bio (1) 2,600 42
815
Convertible Bonds 4.4%
Apellis Pharmaceuticals, 3.50%, 9/15/26  110,000 136
Cable One, 1.125%, 3/15/28 (2) 150,000 153
Liberty Media Corp-Liberty Formula One, 1.00%, 1/30/23  65,000 92
Pure Storage, 0.125%, 4/15/23  325,000 374
Radius Global Infrastructure, 2.50%, 9/15/26 (2) 195,000 193
Radius Health, 3.00%, 9/1/24  350,000 317
Snap, Zero Coupon, 5/1/27 (2) 485,000 564
1,829
Corporate Bonds 21.4%
AdaptHealth, 5.125%, 3/1/30 (2) 160,000 160
Altera Infrastructure, 8.50%, 7/15/23 (2) 155,000 116
American Airlines, 5.50%, 4/20/26 (2) 465,000 489
American Airlines, 5.75%, 4/20/29 (2) 260,000 280
American Airlines, 11.75%, 7/15/25 (2) 60,000 74
Calpine, 3.75%, 3/1/31 (2) 610,000 588
Cano Health, 6.25%, 10/1/28 (2) 145,000 146
Cheniere Energy Partners, 3.25%, 1/31/32 (2) 410,000 411
CITGO Petroleum, 7.00%, 6/15/25 (2) 140,000 143
Comstock Resources, 6.75%, 3/1/29 (2) 215,000 231
Crocs, 4.125%, 8/15/31 (2) 305,000 307
Exterran Energy Solutions, 8.125%, 5/1/25  345,000 324
Hightower Holding, 6.75%, 4/15/29 (2) 230,000 235
Howard Hughes, 4.125%, 2/1/29 (2) 190,000 191
Howard Hughes, 4.375%, 2/1/31 (2) 185,000 186
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2) 405,000 478
LCPR Senior Secured Financing, 5.125%, 7/15/29 (2) 400,000 411
Life Time, 5.75%, 1/15/26 (2) 460,000 478
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (2) 270,000 278
Midas OpCo Holdings, 5.625%, 8/15/29 (2) 295,000 305

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
NGL Energy Operating, 7.50%, 2/1/26 (2) 380,000 386
Papa John's International, 3.875%, 9/15/29 (2) 255,000 254
Plantronics, 4.75%, 3/1/29 (2)(3) 490,000 463
Rockcliff Energy II, 5.50%, 10/15/29 (2) 185,000 188
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (2)(3) 175,000 179
Tenneco, 5.125%, 4/15/29 (2) 370,000 376
Transocean Phoenix 2, 7.75%, 10/15/24 (2) 57,750 59
Transocean Pontus, 6.125%, 8/1/25 (2) 23,450 23
Transocean Proteus, 6.25%, 12/1/24 (2) 137,500 138
United Airlines, 4.375%, 4/15/26 (2) 205,000 211
United Airlines, 4.625%, 4/15/29 (2) 135,000 139
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (2) 165,000 170
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (2) 135,000 141
WeWork, 7.875%, 5/1/25 (2) 305,000 310
8,868
Municipal Securities 5.0%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 248
Illinois, Build America, GO, 7.10%, 7/1/35  150,000 195
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (2) 210,000 218
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/37 (1)(6) 220,000 214
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (1)(6) 210,000 181
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/39 (1)(6) 310,000 298
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (1)(6) 195,000 187
Puerto Rico Commonwealth, Public Improvement, Unrefunded
Balance, Series A, GO, 5.125%, 7/1/31 (1)(6) 100,000 96
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  265,000 277
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 109
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 50
2,076
Non-U.S. Government Mortgage-Backed Securities 10.9%
BAMLL Commercial Mortgage Securities Trust, Series
2021-JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 2.85%,
9/15/38 (2) 395,000 395
BAMLL Commercial Mortgage Securities Trust, Series
2021-JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 3.85%,
9/15/38 (2) 100,000 100
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M USD LIBOR + 2.85%, 2.934%, 11/15/34 (2) 120,000 113

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 2.624%, 10/15/34 (2) 83,000 82
BPR Trust, Series 2021-TY, Class C, ARM, 1M USD LIBOR +
1.70%, 1.80%, 9/25/38 (2) 135,000 135
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 2.234%, 4/15/34 (2) 150,000 150
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 4.014%, 6/15/23 (2) 145,000 145
CAFL Issuer, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/26/29 (2) 620,000 620
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 115,000 112
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 70,000 62
Commercial Mortgage Trust, Series 2014-CR19, Class C, ARM,
4.86%, 8/10/47  65,000 68
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.36%, 8/10/47 (2) 165,000 154
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 7.00%, 12/15/35 (2) 100,000 103
Deephaven Residential Mortgage Trust, Series 2021-2, Class B1,
CMO, ARM, 3.174%, 4/25/66 (2) 125,000 124
Ellington Financial Mortgage Trust, Series 2021-2, Class B1,
CMO, ARM, 3.202%, 6/25/66 (2) 245,000 246
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 3.215%, 12/15/36 (2) 170,000 167
New Orleans Hotel Trust, Series 2019-HNLA, Class E, ARM, 1M
USD LIBOR + 2.689%, 2.773%, 4/15/32 (2) 150,000 145
Structured Agency Credit Risk Debt Notes, Series 2020-HQA2,
Class M2, CMO, ARM, 1M USD LIBOR + 3.10%, 3.186%,
3/25/50 (2) 73,896 75
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5,
Class B1, CMO, ARM, SOFR30A + 3.05%, 3.10%, 1/25/34 (2) 180,000 184
ZH Trust, Series 2021-1, Class A, CMO, 2.253%, 2/18/27 (2) 345,000 345
ZH Trust, Series 2021-1, Class B, CMO, 3.262%, 2/18/27 (2) 500,000 502
ZH Trust, Series 2021-2, Class A, CMO, 2.349%, 10/17/27 (2) 325,000 325
ZH Trust, Series 2021-2, Class B, CMO, 3.506%, 10/17/27 (2) 190,000 190
4,542
Total United States (Cost
$25,955
)
26,362

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 13.1%
Money Market Funds 13.1%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 5,430,880 5,431
Total Short-Term Investments (Cost $5,431) 5,431
SECURITIES LENDING COLLATERAL
3.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Short-Term Funds 1.2%
T. Rowe Price Short-Term Fund, 0.07% (7)(8) 50,045 500
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 500
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 2.1%
Short-Term Funds 2.1%
T. Rowe Price Short-Term Fund, 0.07% (7)(8) 87,945 880
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 880
Total Securities Lending Collateral (Cost $1,380) 1,380
(Amounts in 000s, except for contracts)
Options Purchased 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
GBP Put / USD Call,
12/30/21 @ $1.35
(USD) (1) 1 1,666 26
Morgan Stanley
Russell 2000 Index,
Put, 10/15/21 @
$2,100.00 (1) 10 2,205 17

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Call, 9/30/21 @
$4,550.00 (1) 15 6,461 —
Total Options Purchased (Cost $98) 43
Total Investments in Securities 97.9%
(Cost $40,364) $ 40,588
Other Assets Less Liabilities 2.1% 863
Net Assets 100.0% $ 41,451
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$19,757 and represents 47.7% of net assets.
(3) All or a portion of this security is on loan at September 30, 2021.
(4) All or a portion of this loan is unsettled as of September 30, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PTT Pass-Through Trust
RUB Russian Ruble
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
USD U.S. Dollar

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS 1.6%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.0)%
United States (0.0)%
Bank of America, Protection Bought
(Relevant Credit: Dell), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 550 (10) 19 (29)
Citibank, Protection Bought (Relevant
Credit: DaVita), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/24 650 (87) (89) 2
Goldman Sachs, Protection Bought
(Relevant Credit: DaVita), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 750 (100) (98) (2)
Goldman Sachs, Protection Bought
(Relevant Credit: iStar), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/24 500 (50) (40) (10)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 130 11 5 6
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 2,025 177 96 81
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S11, 35 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/54 1,000 44 37 7
Total United States (70) 55
Total Bilateral Credit Default Swaps, Protection
Bought (70) 55

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.2)%
Brazil (0.1)%
Morgan Stanley, Protection Sold (Relevant
Credit: Petrobras Global Finance, Ba1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) 530 (26) (33) 7
Total Brazil (33) 7
Mexico (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Petroleos Mexicanos, Ba3*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) 175 (9) (10) 1
Total Mexico (10) 1
Portugal 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: Banco Comercial
Portugues, Ba3*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/24 575 34 34 —
Total Portugal 34 —
United Kingdom 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) 210 10 (27) 37
Total United Kingdom (27) 37
United States (0.2)%
Goldman Sachs, Protection Sold
(Relevant Credit: Mattel, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 90 — (6) 6
JPMorgan Chase, Protection Sold
(Relevant Credit: PG&E, B1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 650 (82) (91) 9

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Mattel, BB*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/24 265 (1) (15) 14
Total United States (112) 29
Total Bilateral Credit Default Swaps, Protection Sold (148) 74
Total Return Swaps (0.0)%
United States (0.0)%
Goldman Sachs, Pay Underlying
Reference: Boeing at Maturity, Receive
Variable (0.216)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 96 (3) — (3)
JPMorgan Chase, Pay Underlying
Reference: PG&E at Maturity, Receive
Variable (0.628)% (3M USD LIBOR +
(0.75)%) Quarterly, 12/20/21 * 321 (13) (3) (10)
Morgan Stanley, Pay Underlying
Reference: Teladoc Health at Maturity,
Receive Variable (0.216)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 134 7 — 7
Total United States (3) (6)
Total Bilateral Total Return Swaps (3) (6)
Total Bilateral Swaps (221) 123
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 1.8%
Credit Default Swaps, Protection Bought (0.1)%
United States (0.1)%
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/26 1,005 (49) (63) 14
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 * 50 (1) (1) —
Protection Bought (Relevant Credit: CHS/
Community Health System), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 220 10 7 3

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: CHS/
Community Health System), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 * 40 3 3 —
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 4 25 (21)
Total United States (4)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (4)
Credit Default Swaps, Protection Sold 1.6%
Colombia (0.1)%
Protection Sold (Relevant Credit: Republic
of Colombia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26
(USD) 585 (14) (8) (6)
Total Colombia (6)
Foreign/Europe 1.8%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S35, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 5,330 731 763 (32)
Total Foreign/Europe (32)
Mexico (0.1)%
Protection Sold (Relevant Credit: Petroleos
Mexicanos, Ba3*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26
(USD) 250 (27) (32) 5
Total Mexico 5
Peru 0.0%
Protection Sold (Relevant Credit: Republic
of Peru, Baa1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 280 — 2 (2)
Total Peru (2)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (35)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.3%
Canada 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.692% Semi-Annually, Receive Variable
0.450% (3M CAD CDOR) Semi-Annually,
9/15/31 * 1,320 26 1 25
10 Year Interest Rate Swap, Pay Fixed
1.729% Semi-Annually, Receive Variable
0.448% (3M CAD CDOR) Semi-Annually,
9/22/31 * 1,330 23 — 23
Total Canada 48
China 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.56% Quarterly, Pay Variable 2.100% (7
Day Interbank Repo) Quarterly, 7/28/26 36,150 21 — 21
Total China 21
Foreign/Europe 0.0%
10 Year Interest Rate Swap, Pay Fixed
0.051% Annually, Receive Variable
(0.524)% (6M EURIBOR) Semi-Annually,
9/17/31 1,700 20 — 20
Total Foreign/Europe 20
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive Fixed
0.501% Annually, Pay Variable 0.050%
(GBP SONIA) Annually, 9/28/23 22,300 (3) 1 (4)
10 Year Interest Rate Swap, Pay Fixed
0.87% Annually, Receive Variable 0.050%
(GBP SONIA) Annually, 9/27/31 3,800 23 — 23

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
0.905% Annually, Receive Variable 0.050%
(GBP SONIA) Annually, 9/28/31 4,400 6 — 6
Total United Kingdom 25
Total Centrally Cleared Interest Rate Swaps 114
Total Centrally Cleared Swaps 75
Net payments (receipts) of variation margin to date (172)
Variation margin receivable (payable) on centrally cleared swaps $ (97)
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(3).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 USD 323 RUB 24,335 $ (11)
Bank of America 10/15/21 CNH 1,600 USD 247 —
Bank of America 11/19/21 EUR 285 USD 336 (5)
Bank of America 1/14/22 USD 255 TRY 2,332 6
Bank of America 1/21/22 USD 246 CNH 1,600 —
Barclays Bank 10/15/21 CNH 2,093 USD 324 —
Barclays Bank 10/15/21 CZK 29,070 USD 1,365 (37)
Barclays Bank 1/14/22 TRY 2,332 USD 258 (10)
Barclays Bank 1/21/22 USD 321 CNH 2,093 —
BNP Paribas 10/8/21 USD 703 RUB 52,905 (23)
BNP Paribas 11/19/21 GBP 94 USD 129 (3)
BNP Paribas 11/19/21 USD 381 GBP 280 4
Canadian Imperial Bank
of Commerce 10/15/21 CNH 5,095 USD 783 6
Canadian Imperial Bank
of Commerce 10/15/21 USD 76 CNH 493 —
Canadian Imperial Bank
of Commerce 10/15/21 USD 771 MXN 15,645 15
Canadian Imperial Bank
of Commerce 10/22/21 AUD 905 USD 681 (26)
Citibank 10/22/21 JPY 37,278 USD 340 (5)
Citibank 11/19/21 USD 139 EUR 117 3
Deutsche Bank 11/19/21 USD 237 EUR 200 5
Goldman Sachs 10/15/21 CNH 1,066 USD 165 —
Goldman Sachs 10/22/21 USD 1,357 NZD 1,945 14
Goldman Sachs 12/2/21 BRL 3,035 USD 573 (22)
Goldman Sachs 12/2/21 USD 560 BRL 3,035 9
Goldman Sachs 1/21/22 USD 163 CNH 1,066 —
HSBC Bank 10/8/21 INR 26,630 USD 358 1
HSBC Bank 10/8/21 RUB 49,695 USD 668 13
HSBC Bank 10/15/21 USD 1,697 CNH 11,125 (27)
HSBC Bank 10/22/21 USD 676 AUD 905 22
HSBC Bank 11/19/21 GBP 441 USD 611 (17)
JPMorgan Chase 10/15/21 CNH 220 USD 34 —
JPMorgan Chase 10/15/21 USD 78 HUF 23,472 3
JPMorgan Chase 10/15/21 USD 55 MXN 1,129 —
JPMorgan Chase 10/22/21 USD 46 CAD 59 —
JPMorgan Chase 11/19/21 USD 510 EUR 433 8
JPMorgan Chase 11/19/21 USD 403 GBP 294 7
Morgan Stanley 10/8/21 RUB 27,545 USD 371 7
Morgan Stanley 10/15/21 USD 1,328 CZK 29,070 —
Morgan Stanley 11/19/21 USD 370 EUR 315 5

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 10/22/21 NZD 1,945 USD 1,364 $ (21)
Standard Chartered 10/22/21 USD 570 AUD 790 (1)
State Street 10/22/21 AUD 790 USD 579 (8)
State Street 10/22/21 USD 910 JPY 99,908 12
UBS Investment Bank 10/15/21 CNH 1,545 USD 239 1
UBS Investment Bank 10/15/21 USD 152 HUF 45,444 5
UBS Investment Bank 10/22/21 JPY 62,630 USD 569 (6)
UBS Investment Bank 1/21/22 USD 237 CNH 1,545 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (77)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Hang Seng Index contracts 10/21 (315) $ (4)
Short, 12 Euro BTP contracts 12/21 (2,112) 24
Short, 16 MSCI Emerging Markets Index contracts 12/21 (996) —
Short, 2 TOPIX Index contracts 12/21 (365) 4
Short, 52 U.S. Treasury Notes ten year contracts 12/21 (6,844) 59
Net payments (receipts) of variation margin to date (82)
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 5,686  ¤  ¤ $ 5,431
T. Rowe Price Short-Term Fund,
0.07% 4,302  ¤  ¤ 1,380
Total $ 6,811^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,811.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dynamic Credit Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Dynamic Credit Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Dynamic Credit Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1175-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 32,250 $ — $ 32,250
Common Stocks 1,232 252 — 1,484
Short-Term Investments 5,431 — — 5,431
Securities Lending Collateral 1,380 — — 1,380
Options Purchased — 43 — 43
Total Securities 8,043 32,545 — 40,588
Swaps* — 423 — 423
Forward Currency Exchange
Contracts — 146 — 146
Futures Contracts* 87 — — 87
Total $ 8,130 $ 33,114 $ — $ 41,244
Liabilities
Swaps* $ — $ 446 $ — $ 446
Forward Currency Exchange
Contracts — 223 — 223
Futures Contracts* 4 — — 4
Total $ 4 $ 669 $ — $ 673
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities and Non-U.S. Government Mortgage-Backed
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.